Deferred Income Taxes - Summary of Deferred Income Tax Assets And Liabilities After Offsetting (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Text Block 1 [Abstract]
Deferred tax assets	$ (7,034)	$ (4,573)
Deferred tax liabilities	8,913	6,948	$ 4,674
Net deferred tax liabilities	$ 1,879	$ 2,375	$ 1,615